CALVERT GROWTH ALLOCATION FUND
(formerly, CALVERT AGGRESSIVE ALLOCATION FUND)
SCHEDULE OF INVESTMENTS
JUNE 30, 2019 (Unaudited)

	SHARES	VALUE ($)
MUTUAL FUNDS (1) - 95.2%
Equity Mutual Funds - 88.2%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6 (2)	192,190	5,315,970
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6 (2)	335,835	7,771,229
Calvert US Large-Cap Core Responsible Index Fund, Class R6	1,995,002	49,934,896
Calvert US Large-Cap Growth Responsible Index Fund, Class I	500,156	14,734,595
Calvert US Large-Cap Value Responsible Index Fund, Class I	881,607	20,426,825
Calvert US Mid-Cap Core Responsible Index Fund, Class I	135,484	3,696,017
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Equity Fund, Class R6	621,681	10,282,608
Calvert International Equity Fund, Class R6 (2)	715,011	13,964,169
Calvert International Opportunities Fund, Class R6 (2)	876,478	14,172,642
Calvert Mid-Cap Fund, Class I	102,115	4,129,530
		144,428,481

Fixed-Income Mutual Funds - 7.0%
Calvert Management Series:
Calvert Floating-Rate Advantage Fund, Class R6	320,821	3,118,380
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	506,548	8,332,713
		11,451,093

Total Mutual Funds (Cost $141,664,728)		155,879,574

U.S. TREASURY OBLIGATIONS - 4.8%	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Inflation-Protected Bonds:
0.50%, 1/15/28 (3)(4)	1,354,866	1,377,632
0.625%, 4/15/23 (3)	1,475,055	1,492,760
0.875%, 1/15/29 (3)	4,685,004	4,934,084

Total U.S. Treasury Obligations (Cost $7,570,833)		7,804,476

Total Purchased Options (Cost $93,219) - 0.1%		148,015

TOTAL INVESTMENTS (Cost $149,328,780) - 100.1%		163,832,065

Total Written Options (Premiums received $86,891) - (0.0%) (5)	(20,385)

Other assets and liabilities, net - (0.1%)	(97,706)
NET ASSETS - 100.0%	163,713,974

NOTES TO SCHEDULE OF INVESTMENTS
(1) Affiliated company.
(2) Non-income producing security.
(3) Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(4) Security (or portion thereof) has been pledged to cover margin requirements on open futures contracts.
(5) Amount is less than (0.05)%.

PURCHASED CALL OPTIONS - 0.1%
EXCHANGE-TRADED OPTIONS - 0.1%
DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
iShares MSCI Emerging Markets ETF	1,130	$4,848,830	$43	7/19/19	$116,390
S&P 500 Index	11	3,235,936	3,000	8/16/19	31,625
Total					$148,015

WRITTEN PUT OPTIONS - (0.0)% (5)
EXCHANGE-TRADED OPTIONS - (0.0)% (5)
DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
iShares MSCI Emerging Markets ETF	(1,130)	$(4,848,830)	$40.50	7/19/19	$(15,820)
S&P 500 Index	(11)	(3,235,936)	2,525	8/16/19	(4,565)
Total					$(20,385)

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. 2-Year Treasury Note	61	9/30/19	$13,125,961	$50,853
Short:
U.S. 5-Year Treasury Note	(62)	9/30/19	($7,325,688)	($69,886)
U.S. 10-Year Treasury Note	(17)	9/19/19	(2,175,469)	(35,649)
U.S. Ultra-Long Treasury Bond	(6)	9/19/19	(1,065,375)	(24,999)
Total Short				($130,534)

At June 30, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended June 30, 2019, the Fund used futures contracts and purchased and written option contracts to facilitate the periodic rebalancing of its portfolio to maintain its target asset allocation and to make tactical asset allocations.

At June 30, 2019, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Purchased options	$148,015	$—
Equity Price	Written options	—	(20,385)
Interest Rate	Futures contracts	50,853	(130,534)
Total		$198,868	($150,919)

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At June 30, 2019, the value of the Fund’s investment in affiliated companies was $155,879,574, which represents 95.2% of the Fund’s net assets. Transactions in affiliated companies by the Fund for the fiscal year to date ended June 30, 2019 were as follows:

Name of Calvert Fund	Shares, beginning of period	Gross Additions	Gross Reductions	Shares, end of period	Value, end of period	Dividend Income	Net Realized Gain (Loss)	Capital Gains Distributions Received	Change in Unrealized Appreciation (Depreciation)
Absolute Return Bond Fund, Class I	270,645	2,296	(272,941)	—	$—	$—	($41,248)	$—	$38,526
Bond Fund, Class R6	730,757	1,513,406	(1,737,615)	506,548	8,332,713	156,150	30,406	—	294,091
Emerging Markets Equity Fund, Class I	653,545	468,967	(1,122,512)	—	—	110,334	2,517,994	—	(1,149,267)
Emerging Markets Equity Fund, Class R6	—	972,665	(350,984)	621,681	10,282,608	—	(340,455)	—	(120,486)
Floating-Rate Advantage Fund, Class R6	326,141	321,995	(327,315)	320,821	3,118,380	60,093	(24,089)	—	(7,351)
International Equity Fund, Class I	491,570	120,710	(612,280)	—	—	134,101	890,934	—	(1,103,254)
International Equity Fund, Class R6	—	715,011	—	715,011	13,964,169	—	—	—	960,278
International Opportunities Fund, Class I	738,783	109,780	(848,563)	—	—	210,148	610,140	856,034	(2,297,501)
International Opportunities Fund, Class R6	—	876,478	—	876,478	14,172,642	—	—	—	32,045
International Responsible Index Fund, Class I	596,346	37,846	(634,192)	—	—	276,700	(230,014)	—	(764,978)
International Responsible Index Fund, Class R6	—	335,835	—	335,835	7,771,229	—	—	—	53,734
Mid-Cap Fund, Class I	89,042	48,501	(35,428)	102,115	4,129,530	13,950	(115,806)	178,804	179,868
Small-Cap, Class I	181,657	60,463	(242,120)	—	—	10,734	482,118	229,503	(783,667)
Small-Cap, Class R6	—	192,190	—	192,190	5,315,970	—	—	—	109,548
US Large-Cap Core Responsible Index Fund, Class R6	1,616,931	614,170	(236,099)	1,995,002	49,934,896	563,861	(144,667)	1,199,949	559,156
US Large-Cap Growth Responsible Index Fund, Class I	489,935	40,939	(30,718)	500,156	14,734,595	119,919	101,828	553,310	(256,221)
US Large-Cap Value Responsible Index Fund, Class I	839,438	80,798	(38,629)	881,607	20,426,825	331,304	(65,273)	465,217	(346,167)
US Mid-Cap Core Responsible Index Fund, Class I	295,091	12,752	(172,359)	135,484	3,696,017	88,601	(102,146)	123,192	(400,362)
TOTALS					$155,879,574	$2,075,895	$3,569,722	$3,606,009	($5,002,008)
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund’s holdings as of June 30, 2019, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$155,879,574	$—	$—	$155,879,574
U.S. Treasury Obligations	—	7,804,476	—	7,804,476
Purchased Options	148,015	—	—	148,015
Total Investments	$156,027,589	$7,804,476	$—	$163,832,065
Futures Contracts	$50,853	$—	$—	$50,853
Total	$156,078,442	$7,804,476	$—	$163,882,918

Liabilities
Futures Contracts	$(130,534)	$—	$—	$(130,534)
Written Options	(20,385)	—	—	(20,385)
Total	$(150,919)	$—	$—	$(150,919)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective August 2, 2019, the name of Calvert Growth Allocation Fund was changed from Calvert Aggressive Allocation Fund.